Note 8 - Convertible Promissory Note (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes Tables
Convertible Debt [Table Text Block]
Balance at December 31, 2023	$-
Convertible promissory note proceeds, net of transaction costs	1,955
Allocation to warrants, net of transaction costs	(636)
Allocation to Conversion Option, at fair value including transaction costs	(655)
Interest and accretion	30
Balance at December 31, 2024	$694
Interest and accretion	126
Settlement via conversion	(820)
Total	$-

Balance at December 31, 2023	$-
Convertible promissory note proceeds, net of transaction costs	1,955
Allocation to warrants, net of transaction costs	(636)
Allocation to Conversion Option, at fair value including transaction costs	(655)
Interest and accretion	30
Balance at December 31, 2024	$694

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Balance at December 31, 2023	$-
Allocation to Conversion Option, at fair value	671
Change in derivative fair value	156
Balance at December 31, 2024	$827
Change in derivative fair value	9,369
Settlement via conversion	(10,196)
Total	$-